Share-based compensation expense - Narrative (Details)		12 Months Ended
	Apr. 15, 2020 $ / shares shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares	May 19, 2020 $ / shares	Nov. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 42,928,000	$ 1,117,000	$ 469,000
Sale of stock, price per share (in USD per share) | $ / shares					$ 19.00
Strike price (in USD per share) | $ / shares			$ 18.75
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares		11,700,000
Share-based compensation expense		$ 37,585,000	$ 1,117,000	$ 469,000
Number of shares granted to compensate holders "out-of-the-money" (in shares) | shares		388,333
Awards vested or exercisable (in shares) | shares		244,291
Number of awards outstanding (in shares) | shares		4,276,973	1,020,434	0
Number of awards expired (in shares) | shares		0
Weighted average exercise price of share options exercisable (in USD per share) | $ / shares			$ 18.75
Weighted average remaining life of exercisable shares		8 years 11 months 8 days
Weighted average fair value price at measurement date (in USD per share) | $ / shares		$ 21.27	15.71
Fair value grant date (in USD per share) | $ / shares		$ 28.62	$ 18.75
Award life		10 years
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 33,355,000	$ 348,000	$ 0
Award life		10 years
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting		25.00%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting		25.00%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting		25.00%
Share Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting		25.00%
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 1,795,000
Vesting period		3 years
Shares vested (in shares) | shares		0
Share Purchase Plan 2013 And Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings settlement (in USD per share) | $ / shares	$ 18.75
Treasury shares (in shares) | shares	597,774
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 7,417,000	332,000	361,000
Share Purchase Plan 2016, Borrowing Settlement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		6,425,000
Share Purchase Plan 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		0	0	0
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 361,000	$ 437,000	108,000
Number of common shares transferred to share-based equity plan (in shares) | shares		356,144
Payments for withheld tax and social charges		$ 5,343,000
Strike price (in USD per share) | $ / shares		$ 19.00
Vesting period			4 years
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 35,150,000	$ 348,000
Vesting period		3 years
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares		3,390,148				7,820,000
Share-based compensation expense		$ 35,498,000
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		$ 33,355,000	$ 348,000	$ 0